
COLUMBIA FUNDS TRUST I                               COLUMBIA FUNDS TRUST VI
Columbia High Yield Opportunity Fund                 Columbia Growth & Income Fund
Columbia Strategic Income Fund                       Columbia Small Cap Value Fund
Columbia Tax-Managed Growth Fund                     Columbia Newport Asia Pacific Fund
Columbia Tax-Managed Growth Fund II*
Columbia Tax-Managed Value Fund                      COLUMBIA FUNDS TRUST VII
Columbia Tax-Managed Aggressive Growth Fund          Columbia Newport Tiger Fund
                                                     Columbia Europe Fund*
COLUMBIA FUNDS TRUST II
Columbia Newport Greater China Fund*                 COLUMBIA FUNDS TRUST VIII
Columbia Money Market Fund*                          Columbia Income Fund*
                                                     Columbia Intermediate Bond Fund*
COLUMBIA FUNDS TRUST III
Columbia Global Equity Fund                          COLUMBIA FUNDS TRUST IX
Columbia Contrarian Income Fund*                     Columbia High Yield Municipal Fund*
Columbia Intermediate Government Income Fund*        Columbia Managed Municipals Fund*
Columbia Quality Plus Bond Fund*
Columbia Corporate Bond Fund*                        COLUMBIA FUNDS TRUST XI
Columbia Federal Securities Fund                     Columbia Young Investor Fund
Columbia Liberty Fund*                               Columbia Growth Stock Fund
Columbia Mid Cap Value Fund                          Columbia Global Thematic Equity Fund*
                                                     Columbia European Thematic Equity Fund*
COLUMBIA FUNDS TRUST IV                              Columbia Asset Allocation Fund*
Columbia Tax-Exempt Fund                             Columbia Large Cap Core Fund*
Columbia Tax-Exempt Insured Fund                     Columbia International Equity Fund*
Columbia Utilities Fund                              Columbia Large Cap Growth Fund*
Columbia Municipal Money Market Fund*                Columbia Disciplined Value Fund*
                                                     Columbia Small Cap Fund*
COLUMBIA FUNDS TRUST V                               Columbia Small Company Equity Fund*
Columbia California Tax-Exempt Fund*                 Columbia Dividend Income Fund*
Columbia Connecticut Tax-Exempt Fund*
Columbia Massachusetts Tax-Exempt Fund*              COLUMBIA FLOATING RATE ADVANTAGE FUND
Columbia New York Tax-Exempt Fund                    COLUMBIA FLOATING RATE FUND
Columbia Large Company Index Fund*                   COLUMBIA INSTITUTIONAL FLOATING RATE INCOME FUND
Columbia U.S. Treasury Index Fund*
Columbia Small Company Index Fund*
Columbia Intermediate Tax-Exempt Bond Fund*
Columbia Massachusetts Intermediate Municipal Bond Fund*
Columbia Connecticut Intermediate Municipal Bond Fund*
Columbia New Jersey Intermediate Municipal Bond Fund*
Columbia New York Intermediate Municipal Bond Fund*
Columbia Rhode Island Intermediate Municipal Bond Fund*
Columbia Florida Intermediate Municipal Bond Fund*
Columbia Pennsylvania Intermediate Municipal Bond Fund*

The Funds listed above are referred to collectively as the "Funds" and the Trusts listed above are referred to collectively as the "Trusts."

               Supplement to Statements of Additional Information

Each Fund's Statement of Additional Information is amended as follows:

1. Effective March 1, 2004, PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110-1707, replaced Ernst & Young LLP as independent accountants for all of the Funds. PricewaterhouseCoopers LLP provides audit and tax return review services, and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. (Relevant to asterisked funds.)

2. The section Trustees and Officers under the caption Management of the Funds is revised in its entirety as follows:

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. The Advisor is the surviving company in these mergers and is now the investment advisor of the Funds. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                            Number of
                                                                                          Portfolios in
                                            Year First                                         Fund
                                            Elected or                                       Complex
       Name, Address            Position   Appointed to     Principal Occupation(s)          Overseen
          and Age              with Funds    Office(1)      During Past Five Years           by Trustee   Other Directorships Held
          -------              ----------    ---------      ----------------------           ----------   ------------------------
DISINTERESTED TRUSTEES

Douglas A. Hacker (Age 48)       Trustee       1996      Executive Vice President -             119         Orbitz, Inc. (on-line
P.O. Box 66100                                           Strategy of United Airlines                          travel company)
Chicago, IL 60666                                        (airline) since December,
                                                         2002 (formerly President of
                                                         UAL Loyalty Services
                                                         (airline) from September,
                                                         2001 to December, 2002;
                                                         Executive Vice President
                                                         and Chief Financial
                                                         Officer of United Airlines
                                                         from March, 1993 to
                                                         September, 2001).

Janet Langford Kelly (Age 45)    Trustee       1996      Private Investor since March, 2004     119                   None
9534 W. Gull Lake                                        (formerly Chief Administrative
Richland, MI  49083-8530                                 Officer and Senior Vice President,
                                                         Kmart Holding Corporation
                                                         (consumer goods) from
                                                         September, 2003 to March, 2004;
                                                         Executive Vice
                                                         President-Corporate
                                                         Development and
                                                         Administration, General
                                                         Counsel and Secretary,
                                                         Kellogg Company (food
                                                         manufacturer), from
                                                         September, 1999 to August,
                                                         2003; Senior Vice
                                                         President, Secretary and
                                                         General Counsel, Sara Lee
                                                         Corporation (branded,
                                                         packaged,
                                                         consumer-products
                                                         manufacturer) from
                                                         January, 1995 to
                                                         September, 1999).

Richard W. Lowry (Age 67)        Trustee       1995      Private Investor since August,        121(3)                 None
10701 Charleston Drive                                   1987 (formerly Chairman and
Vero Beach, FL 32963                                     Chief Executive Officer, U.S.
                                                         Plywood Corporation
                                                         (building products
                                                         manufacturer)).

                                                                                            Number of
                                                                                          Portfolios in
                                            Year First                                       Fund
                                            Elected or                                       Complex
       Name, Address            Position   Appointed to     Principal Occupation(s)          Overseen
          and Age              with Funds    Office(1)      During Past Five Years           by Trustee   Other Directorships Held
          -------              ----------    ---------      ----------------------           ----------   ------------------------
DISINTERESTED TRUSTEES

Charles R. Nelson (Age 61)       Trustee       1981      Professor of Economics,                119                   None
Department of Economics                                  University of Washington,
University of Washington                                 since January, 1976; Ford
Seattle, WA 98195                                        and Louisa Van Voorhis
                                                         Professor of Political
                                                         Economy, University of
                                                         Washington, since
                                                         September, 1993; Director,
                                                         Institute for Economic
                                                         Research, University of
                                                         Washington, since
                                                         September, 2001; Adjunct
                                                         Professor of Statistics,
                                                         University of Washington,
                                                         since September, 1980;
                                                         Associate Editor, Journal
                                                         of Money Credit and
                                                         Banking, since September,
                                                         1993; consultant on
                                                         econometric and
                                                         statistical matters.

John J. Neuhauser (Age 60)       Trustee       1985      Academic Vice President and         122(3),(4)    Saucony, Inc. (athletic
84 College Road                                          Dean of Faculties since                         footwear); SkillSoft Corp.
Chestnut Hill, MA 02467-3838                             August, 1999, Boston College                           (E-Learning)
                                                         (formerly Dean, Boston College
                                                         School of Management from
                                                         September, 1977 to
                                                         September, 1999).

Patrick J. Simpson (Age 58)      Trustee       2000      Partner, Perkins Coie L.L.P.           119                   None
1211 S.W. 5th Avenue                                     (law firm).
Suite 1500
Portland, OR 97204

                                                                                            Number of
                                                                                          Portfolios in
                                            Year First                                        Fund
                                            Elected or                                       Complex
       Name, Address            Position   Appointed to     Principal Occupation(s)          Overseen
          and Age              with Funds    Office(1)      During Past Five Years           by Trustee   Other Directorships Held
          -------              ----------    ---------      ----------------------           ----------   ------------------------
DISINTERESTED TRUSTEES

Thomas E. Stitzel (Age 67)       Trustee       1998      Business Consultant since               119              None
2208 Tawny Woods Place                                   1999 (formerly Professor of
Boise, ID  83706                                         Finance from 1975 to 1999,
                                                         College of Business, Boise
                                                         State University);
                                                         Chartered Financial
                                                         Analyst.

                                                                                            Number of
                                                                                          Portfolios in
                                            Year First                                         Fund
                                            Elected or                                       Complex
       Name, Address            Position   Appointed to     Principal Occupation(s)          Overseen
          and Age              with Funds    Office(1)      During Past Five Years           by Trustee   Other Directorships Held
          -------              ----------    ---------      ----------------------           ----------   ------------------------
DISINTERESTED TRUSTEES

Thomas C. Theobald (Age 66)   Trustee and      1996      Managing Director, William              119       Anixter International
227 West Monroe Street,       Chairman of                Blair Capital Partners                          (network support equipment
Suite 3500                     the Board                 (private equity investing)                       distributor), Jones Lang
Chicago, IL 60606                                        since    September, 1994.                         LaSalle (real estate
                                                                                                          management services) and
                                                                                                               MONY Group (life
                                                                                                                  insurance)

Anne-Lee Verville (Age 58)       Trustee       1998      Author and speaker on                  120(4)     Chairman of the Board of
359 Stickney Hill Road                                   educational systems needs                         Directors, Enesco Group,
Hopkinton, NH  03229                                     (formerly General Manager,                        Inc. (designer, importer
                                                         Global Education Industry,                          and distributor of
                                                         IBM Corporation (computer                             giftware and
                                                         and technology) from 1994                             collectibles)
                                                         to 1997).

Richard L. Woolworth (Age 62)    Trustee       1991      Retired since December 2003             119        NW Natural (natural gas
100 S.W. Market Street                                   (formerly Chairman and Chief                         service provider)
#1500                                                    Executive Officer, The
Portland, OR 97207                                       Regence Group (regional
                                                         health insurer); Chairman
                                                         and Chief Executive Officer,
                                                         BlueCross BlueShield of
                                                         Oregon; Certified Public
                                                         Accountant, Arthur Young &
                                                         Company)

                                                                                            Number of
                                                                                          Portfolios in
                                            Year First                                         Fund
                                            Elected or                                       Complex
       Name, Address            Position   Appointed to     Principal Occupation(s)          Overseen
          and Age              with Funds    Office(1)      During Past Five Years           by Trustee   Other Directorships Held
          -------              ----------    ---------      ----------------------           ----------   ------------------------
INTERESTED TRUSTEES

William E. Mayer(2) (Age 63)     Trustee       1994      Managing Partner, Park Avenue          121(3)    Lee Enterprises (print
399 Park Avenue                                          Equity Partners (private                         media), WR Hambrecht +
Suite 3204                                               equity) since February, 1999                      Co. (financial service
New York, NY 10022                                       (formerly Founding Partner,                        provider) and First
                                                         Development Capital LLC from                        Health (healthcare)
                                                         November 1996 to February,
                                                         1999).

Joseph R. Palombo(2) (Age 50)    Trustee       2000      Executive Vice President and           120(5)                  None
One Financial Center                                     Chief Operating Officer of
Boston, MA 02111                                         Columbia Management Group,
                                                         Inc. (Columbia Management)
                                                         since December, 2001 and
                                                         Director, Executive Vice
                                                         President and Chief
                                                         Operating Officer of the
                                                         Advisor since April, 2003
                                                         (formerly Chief Operations
                                                         Officer of Mutual Funds,
                                                         Liberty Financial
                                                         Companies, Inc. from
                                                         August, 2000 to November,
                                                         2001; Executive Vice
                                                         President of Stein Roe &
                                                         Farnham Incorporated
                                                         (Stein Roe) from April,
                                                         1999 to April, 2003;
                                                         Director of Colonial
                                                         Management Associates,
                                                         Inc. (Colonial) from
                                                         April, 1999 to April,
                                                         2003; Director of Stein
                                                         Roe from September, 2000
                                                         to April, 2003); (formerly President
                                                         of the Columbia Funds (as
                                                         defined in Part 1 of this
                                                         SAI) from October, 2003 to March, 2004)
                                                         (formerly Vice President of the
                                                         Columbia Funds from January, 2003 to
                                                         October, 2003); (formerly President of
                                                         the Liberty Funds and Stein
                                                         Roe Funds from February, 2003 to
                                                         March, 2004); President of Galaxy
                                                         Funds (as defined in Part
                                                         1 of this SAI)
                                                         since February,
                                                         2003 (formerly Vice
                                                         President of the Galaxy
                                                         Funds from September
                                                         2002 to February 2003;
                                                         Vice President of the Liberty
                                                         Funds and Stein Roe Funds
                                                         from April, 1999 to August, 2000);
                                                         (formerly Manager of Columbia
                                                         Floating Rate Limited
                                                         Liability Company from
                                                         October, 2000 to March, 2004);
                                                         (formerly Chief
                                                         Operating Officer and
                                                         Chief Compliance Officer,
                                                         Putnam Mutual Funds from
                                                         December, 1993 to March,
                                                         1999).

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of the Advisor.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

(4) Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

(5) Mr. Palombo also serves as an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

                                               Year First
                                               Elected or
        Name, Address           Position      Appointed to                               Principal Occupation(s)
           and Age             with Funds        Office                                  During Past Five Years
           -------             ----------        ------                                  ----------------------
OFFICERS

J. Kevin Connaughton (Age 39)   President         2000      President of the Columbia Funds, Liberty Funds and Stein Roe Funds
One Financial Center               and                      since March, 2004; Chief Financial Officer of the Columbia Funds since
Boston, MA 02111                Treasurer                   January, 2003; Treasurer of the Columbia Funds since October, 2003 and of the Liberty Funds, Stein Roe Funds and All-Star Funds since
                                                            December, 2000; Vice President of the Advisor since April, 2003
                                                            (formerly Controller of the Liberty Funds and All-Star Funds from
                                                            February, 1998 to October, 2000); Treasurer of the Galaxy Funds since
                                                            September, 2002; Treasurer, Columbia Management Multi-Strategy Hedge
                                                            Fund, LLC since December, 2002 (formerly Vice President of Colonial from February, 1998 to October, 2000 and Senior Tax Manager, Coopers &
                                                            Lybrand, LLP from April, 1996 to January, 1998).

Vicki L. Benjamin (Age 42)        Chief           2001      Controller of the Columbia Funds since July, 2003 and of the Liberty
One Financial Center           Accounting                   Funds, Stein Roe Funds and All-Star Funds since May, 2002; Chief
Boston, MA 02111               Officer and                  Accounting Officer of the Columbia Funds since July, 2003 and Liberty
                               Controller                   Funds, Stein Roe Funds and All-Star Funds since June, 2001; Controller and Chief Accounting Officer of the Galaxy Funds since September, 2002
                                                            (formerly Vice President, Corporate Audit, State Street Bank and Trust
                                                            Company from May, 1998 to April, 2001; Audit Manager from July, 1994 to
                                                            June, 1997; Senior Audit Manager from July, 1997 to May, 1998, Coopers
                                                            & Lybrand, LLP).

David A. Rozenson (Age 49)      Secretary         2003      Secretary of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                        All-Star Funds since December, 2003; Senior Counsel, Fleet Boston
Boston, MA 02111                                            Financial Corporation since January, 1996; Associate General Counsel,
                                                            Columbia Management Group since November, 2002.


March 15, 2004